Equity Incentive Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Equity Incentive Plans
NOTE 7. EQUITY INCENTIVE PLANS
In connection with the Business Combination, the stockholders approved the Vincerx Pharma, Inc. 2020 Stock Incentive Plan (the “2020 Plan”), which became effective upon the closing of the Business Combination on December 23, 2020. As of June 30, 2021, the Company had 3,490,046 shares of common stock reserved for issuance under the 2020 Plan.
The 2020 Plan allows for the grant of stock options and rights to acquire restricted stock to employees, directors and consultants of the Company. The terms and conditions of specific awards are set at the discretion of the Company’s board of directors. Options granted under the 2020 Plan expire no later than 10 years from the date of grant. Unvested common shares obtained upon early exercise of options are subject to repurchase by the Company at the original issue price.
Stock option activity under the 2020 Plan is as follows (amounts in thousands, except per share amount):

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2021	1,048	$19.00	10.0	$—
Options granted	2,124	19.02	10.0	—

Outstanding at June 30, 2021	3,172	$19.01	9.7	$15

Options vested and exercisable at June 30, 2021	695	$18.70	9.5	$—

Stock-based compensation expense is based on the grant-date fair value. The Company recognizes compensation expense for all stock-based awards on a straight-line basis over the requisite service period of the awards, which is generally the option vesting term of three years.
The Company recognized stock-based compensation of approximately $6.6 million and $11.4 million during the three- and six-
months ended June 30, 2021, respectively. The Company recorded a de minimus value of stock-based compensation for the comparable periods in 2020.
As of June 30, 2021, the Company had stock-based compensation of approximately $23.0 million related to unvested stock options not yet recognized that are expected to be recognized over an estimated weighted average period of 2.8 years.
The following weighted average assumptions were used as inputs to the Black-Scholes option valuation model in determining the estimated grant-date fair value of the Company’s stock options granted during the six months ended June 30, 2021:

For the six months ended June 30, 2021
Exercise price	$19.02
Expected term (years)	5.9
Volatility (annual)	75.5%
Risk-free rate	0.9%
Dividend yield (per share)	0%
Total stock-based compensation expense recognized in the three- and six- months ended June 30, 2021 was as follows (amounts in thousands):

	For the three months ended June 30, 2021	For the six months ended June 30, 2021
Research and development	$4,401	$7,078
General and administrative	2,236	4,274

Total stock-based compensation expense	$6,637	$11,352

10. Equity Incentive Plans
In connection with the Business Combination, the stockholders approved the 2020 Plan, which became effective upon the closing of the Business Combination on December 23, 2020. As of December 31, 2020, the Company had 2,790,824 shares of common stock reserved for issuance under the 2020 Plan.
The 2020 Plan allows for the grant of stock options and rights to acquire restricted stock to employees, directors and consultants of the Company. The terms and conditions of specific awards are set at the discretion of the Company’s board of directors. Options granted under the 2020 Plan expire no later than 10 years from the date of grant. Unvested common shares obtained upon early exercise of options are subject to repurchase by the Company at the original issue price. Stock option activity under the Plan is as follows (amounts in thousands, except per share amount):

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (inyears)	Aggregate Intrinsic Value
Outstanding at January 1, 2020	—	$—	—	$—
Options granted	1,048	19.00	10.0	—

Outstanding at December 31, 2020	1,048	$19.00	10.0	$—

Options vested and exercisable at December 31, 2020	349	$19.00	10.0	$—

Stock-based compensation expense is based on the grant-date fair value. The Company recognizes compensation expense for all stock-based awards on a straight-line basis over the requisite service period of the awards, which is generally the option vesting term of three years.
The Company recognized stock-based compensation of approximately $4.4 million and approximately $1,000 during the year ended December 31, 2020 and for the period from March 1, 2019 (date of inception) through December 31, 2019, respectively.
As of December 31, 2020, the Company had stock-based compensation of approximately $8.1 million related to unvested stock options not yet recognized that are expected to be recognized over an estimated weighted average period of 2.0 years.
The following weighted average assumptions were used as inputs to the Black-Scholes option valuation model in determining the estimated grant-date fair value of the Company’s stock options granted during the year ended December 31, 2020:

December 31, 2020
Exercise price	$19.00
Expected term (years)	5.5
Volatility (annual)	75.5%
Risk-free rate	0.4%
Dividend yield (per share)	0%
Total stock-based compensation expense recognized in the accompanying consolidated statements of operations for stock option awards is as follows (amounts in thousands):

For the Year ended December 31, 2020
Research and development	$2,053
General and administrative	2,329

Total stock-based compensation expense	$4,382